Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(2)	Compensation Actually Paid to First PEO(1)(3)	Compensation Actually Paid to Second PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income(7) (h)	Adjusted EBITDA(8) (i)
							Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
Year (a)	($) (b)	($) (b)	($) (c)	($) (c)	($) (d)	($) (e)	($) (f)	($) (g)	($ in millions)

2024		6,671,257		8,291,568	1,747,399	1,736,449	273.49	215.78	72.9	258.8
2023		6,192,009		10,544,006	1,407,163	2,492,008	246.71	175.50	18.3	245.2
2022		5,866,992		5,857,402	1,353,715	1,244,066	169.41	138.76	202.3	295.9
2021	9,311,014	3,251,529	1,083,322	4,579,554	1,857,663	3,117,325	169.68	145.03	178.3	216.0
2020	4,403,537		6,538,919		1,505,024	1,724,967	115.05	115.68	178.0	173.6

Peer Group Issuers, Footnote [Text Block]		Represents the TSR of the S&P SmallCap 600 Capital Goods (Industry Group) Index for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year, which includes dividends paid during the relevant period. The TSR of the S&P SmallCap 600 Capital Goods (Industry Group) Index is used in determining rTSR under our Performance Share Awards.
Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,747,399	$ 1,407,163	$ 1,353,715	$ 1,857,663	$ 1,505,024
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 1,736,449	2,492,008	1,244,066	3,117,325	1,724,967
Compensation Actually Paid vs. Total Shareholder Return		Relationship of Executive Compensation Actually Paid to TSR of EnPro and of Peer Group
Compensation Actually Paid vs. Net Income		Relationship of Executive Compensation Actually Paid to Net Income
Compensation Actually Paid vs. Company Selected Measure		Relationship of Executive Compensation Actually Paid to Adjusted EBITDA
Tabular List, Table

Performance measures used to link performance to executive compensation

We have listed below the four performance measures that represent the most important metrics we used to link Compensation Actually Paid to our NEOs for 2024:

•	Adjusted EBITDA;

•	Cash Flow ROIC;

•	rTSR; and

•	common stock trading price.

Total Shareholder Return Amount	[3]	$ 273.49	246.71	169.41	169.68	115.05
Peer Group Total Shareholder Return Amount		215.78	175.50	138.76	145.03	115.68
Net Income (Loss) Attributable to Parent	[4]	$ 72,900,000	$ 18,300,000	$ 202,300,000	$ 178,300,000	$ 178,000,000.0
Company Selected Measure Amount	[5]	258,800,000	245,200,000	295,900,000	216,000,000.0	173,600,000
PEO Name		Mr. Vaillancourt
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Non-GAAP Measure Description [Text Block]		Adjusted EBITDA is a financial measure selected by the Compensation and Human Resources Committee for evaluating performance with respect to the annual incentive compensation plan. Adjusted EBITDA is calculated by adding interest, income tax, depreciation and amortization expenses to earnings and further adding certain selected expenses that the Compensation and Human Resources Committee believes do not reflect normal operating conditions and subtracting certain selected income items that such committee believes do not reflect normal operating conditions. Adjusted EBITDA is calculated in a manner consistent with adjusted EBITDA as presented by the company in its quarterly and annual earnings announcements, with additional adjustments to eliminate the impact of acquisitions and dispositions occurring during the year and certain other items and the translation impact of foreign currency exchange. Adjusted EBITDA is not a financial measure that has been prepared in conformity with GAAP. While adjusted EBITDA is one factor that we use in internal evaluations of the overall performance of our businesses, we acknowledge that there are many items that impact a company’s reported results and the adjustments reflected in adjusted EBITDA are not intended to present all items that may have impacted these results. In addition, adjusted EBITDA as calculated for this purpose is not necessarily comparable to similarly titled measures used by other companies.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Cash Flow ROIC
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		rTSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		common stock trading price
First PEO
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6],[7]	$ 0	$ 0	$ 0	$ 9,311,014	$ 4,403,537
PEO Actually Paid Compensation Amount	[2],[6]	0	0	0	1,083,322	6,538,919
Second PEO
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[8]	6,671,257	6,192,009	5,866,992	3,251,529	0
PEO Actually Paid Compensation Amount	[2],[8]	8,291,568	$ 10,544,006	$ 5,857,402	$ 4,579,554	$ 0
Peo 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		6,671,257
PEO Actually Paid Compensation Amount		8,291,568
Peo 2 [Member] | Adjustment For Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards
Peo 2 [Member] | Amount Added For Current Year Service Cost [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards
Peo 2 [Member] | Amount Added For Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards
Peo 2 [Member] | Adjustment For Grant Date Values In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	(4,415,883)
Peo 2 [Member] | Year End Fair Value Of Unvested Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	4,697,133
Peo 2 [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	961,893
Peo 2 [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]
Peo 2 [Member] | Difference In Fair Values Between Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	356,327
Peo 2 [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]
Peo 2 [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	20,842
Peo 2 [Member] | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards		1,620,311
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		1,747,399
Non-PEO NEO Average Compensation Actually Paid Amount		1,736,449
Non-PEO NEO [Member] | Adjustment For Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards
Non-PEO NEO [Member] | Amount Added For Current Year Service Cost [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards
Non-PEO NEO [Member] | Amount Added For Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards
Non-PEO NEO [Member] | Adjustment For Grant Date Values In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	(698,089)
Non-PEO NEO [Member] | Year End Fair Value Of Unvested Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	582,449
Non-PEO NEO [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	(4,242)
Non-PEO NEO [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]
Non-PEO NEO [Member] | Difference In Fair Values Between Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	103,496
Non-PEO NEO [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]
Non-PEO NEO [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards	[9]	5,436
Non-PEO NEO [Member] | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for Equity Awards		$ (10,950)

[1]	The following table lists the individuals who comprise the Non-PEO NEOs in each of the covered years:
[2]	Deductions from, and additions to, total compensation in the in the summary compensation table, appearing on page 40 to calculate Compensation Actually Paid for 2024 include:
[3]	Represents the company’s TSR for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year, which includes the reinvestment of dividends paid on our common stock during the relevant period.
[4]	Represents net income of Enpro and its subsidiaries on a consolidated basis, which includes the results of discontinued operations in each of the periods presented.
[5]	Adjusted EBITDA is a financial measure selected by the Compensation and Human Resources Committee for evaluating performance with respect to the annual incentive compensation plan. Adjusted EBITDA is calculated by adding interest, income tax, depreciation and amortization expenses to earnings and further adding certain selected expenses that the Compensation and Human Resources Committee believes do not reflect normal operating conditions and subtracting certain selected income items that such committee believes do not reflect normal operating conditions. Adjusted EBITDA is calculated in a manner consistent with adjusted EBITDA as presented by the company in its quarterly and annual earnings announcements, with additional adjustments to eliminate the impact of acquisitions and dispositions occurring during the year and certain other items and the translation impact of foreign currency exchange. Adjusted EBITDA is not a financial measure that has been prepared in conformity with GAAP. While adjusted EBITDA is one factor that we use in internal evaluations of the overall performance of our businesses, we acknowledge that there are many items that impact a company’s reported results and the adjustments reflected in adjusted EBITDA are not intended to present all items that may have impacted these results. In addition, adjusted EBITDA as calculated for this purpose is not necessarily comparable to similarly titled measures used by other companies.
[6]	Marvin A. Riley served as President and Chief Executive Officer during all of 2020 and in 2021 until August 2, 2021 and is identified as First PEO in the table.
[7]	Represents the TSR of the S&P SmallCap 600 Capital Goods (Industry Group) Index for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year, which includes dividends paid during the relevant period. The TSR of the S&P SmallCap 600 Capital Goods (Industry Group) Index is used in determining rTSR under our Performance Share Awards.
[8]	Eric A. Vaillancourt served as Interim President and Chief Executive Officer from August 2, 2021 until November 28, 2021 and has served as President and Chief Executive Officer since November 28, 2021. Mr. Vaillancourt is identified as Second PEO in the table.
[9]	Equity valuation assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.